American Century Asset Allocation Portfolios, Inc.

PROSPECTUS SUPPLEMENT

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO
(INVESTOR CLASS/INSTITUTIONAL CLASS/ADVISOR CLASS/R CLASS)

Supplement dated April 17, 2006 * Prospectuses dated December 1, 2005

Effective May 15, 2006, My Retirement Portfolios will be renamed LIVESTRONG(TM)
Portfolios from American Century Investments. In addition, the underlying funds in which the LIVESTRONG Portfolios invest will be prohibited from investing in securities issued by companies assigned the Global Industry Classification
Standard (GICS) for the tobacco industry. Accordingly, shares of certain underlying funds will be exchanged for shares of substantially similar tobacco-free funds. This exchange will cause the Portfolios to realize capital gains and/or losses. This could affect the tax liability of shareholders with taxable accounts if the Portfolios make year-end distributions. Estimated year-end distributions will be available to shareholders in mid-November.

DELETE THE THIRD PARAGRAPH (GINA SANCHEZ) UNDER THE HEADING THE FUND MANAGEMENT
TEAM ON PAGE 11 OF THE INVESTOR/INSTITUTIONAL CLASS AND ADVISOR/R CLASS
PROSPECTUSES.

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH UNDER THE HEADING MINIMUM INITIAL
INVESTMENT AMOUNTS (INVESTOR CLASS) ON PAGE 16 IN THE INVESTOR/INSTITUTIONAL
CLASS PROSPECTUS.

  To open an account, the minimum initial investment amounts are $2,000 for a
  Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
  For a traditional or Roth IRA, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic monthly investments of at least $100 until reaching the fund minimum.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49343 0604

American Century Asset Allocation Portfolios, Inc.

PROSPECTUS SUPPLEMENT

ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): MODERATE
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE
(INVESTOR CLASS)

Supplement dated April 17, 2006 * Prospectus dated December 1, 2005

DELETE THE THIRD PARAGRAPH (GINA SANCHEZ) UNDER THE HEADING THE FUND MANAGEMENT
TEAM ON PAGE 11 OF THE INVESTOR CLASS PROSPECTUS.

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH UNDER THE HEADING MINIMUM INITIAL
INVESTMENT AMOUNTS ON PAGE 16 IN THE INVESTOR CLASS PROSPECTUS:

  To open an account, the minimum initial investment amounts are $2,000 for a
  Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
  For a traditional or Roth IRA, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic monthly investments of at least $100 until reaching the fund minimum.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49342 0604

American Century Asset Allocation Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO
ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): MODERATE
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE

Supplement dated April 17, 2006 * Statement of Additional Information dated December 1, 2005

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FOURTH PARAGRAPH, ABOVE THE SECTION
TITLED Portfolio Managers, ON PAGE 42:

  Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

Portfolio Manager Gina Sanchez left American Century on April 14, 2006. All references regarding Gina Sanchez have been removed.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49344 0604